Common Stock	12 Months Ended
Dec. 31, 2020
11. Common Stock
Common Stock

10. COMMON STOCK

Authorized: Unlimited number of non-par value common shares.

	2020		2019
Issued and outstanding:	millions of shares	millions of Canadian dollars	millions of shares	millions of Canadian dollars
Balance, December 31, 2019	242.48	$6,216	234.12	$5,816
Conversion of Convertible Debentures	-	-	0.03	1
Issuance of common stock (1)(2)	4.54	251	1.77	99
Issued under Purchase Plans at market rate	3.99	219	3.99	202
Discount on shares purchased under Dividend Reinvestment Plan	-	(4)	-	(7)
Options exercised under senior management share option plan	0.42	20	2.57	104
Employee Share Purchase Plan	-	3	-	1
Balance, December 31, 2020	251.43	$6,705	242.48	$6,216
(1) As at December 31, 2019, a total of 1,768,120 common shares were issued under Emera's at-the-market program ("ATM program") at an average price of $56.56 per share for gross proceeds of $100 million ($99 million net of issuance costs).
(2) For the year ended December 31, 2020, 4,544,025 common shares were issued under Emera's ATM program at an average price of $56.04 per share for gross proceeds of $255 million ($251 million net of issuance costs).

On July 11, 2019, Emera established an ATM Program that allows the Company to issue up to $600 million of common shares to the public from time to time, at the Company's discretion, at the prevailing market price. The ATM Program was established under a prospectus supplement to the Company’s short-form base shelf prospectus which expires on July 14, 2021. As at December 31, 2020, an aggregate gross sales limit of $245 million remains available for issuance under the ATM program.

On November 17, 2020, Emera filed an amendment to its July 11, 2019 prospectus supplement which established its ATM program. This amendment reflected changes in securities regulations related to ATM programs which were effective August 31, 2020. The amendment includes removal of the daily trading limit which previously provided that the number of shares sold could not exceed 25 per cent of the daily trading volume of the shares.

As at December 31, 2020, the following common shares were reserved for issuance: 3.5 million (2019 – 3.9 million) under the senior management stock option plan, 3.5 million (2019 – 0.9 million) under the employee common share purchase plan and 5.1 million (2019 – 8.8 million) under the dividend reinvestment plan (“DRIP”).

The issuance of common shares under the common share compensation arrangements does not allow the plans to exceed 10 per cent of Emera's outstanding common shares. As at December 31, 2020, Emera is in compliance with this requirement.